RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provision of Gaming Related Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 25,576	$ 21,445	$ 17,634
Entertainment [Member]
Revenues (services provided by the Group):
Revenues	25	7,685	1,191
Costs and expenses (services provided to the Group):
Costs and expenses	2,273	4,521	4,815
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Sale of property and equipment and other long-term assets	2,692	1,323	9,112
Transfer-in of other long-term assets	7,206	17,516	15,246
Purchases of intangible assets	3,938	0	0
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Provision of Gaming Related Services [Member]
Revenues (services provided by the Group):
Revenues	(42,682)	393,512	339,924
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Rooms Food and Beverage [Member]
Revenues (services provided by the Group):
Revenues	30,468	92,584	89,862
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Services Fee [Member]
Revenues (services provided by the Group):
Revenues	26,151	39,470	39,126
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Entertainment [Member]
Revenues (services provided by the Group):
Revenues	25	7,685	1,191
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff Costs Recharges [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	65,515	89,273	92,214
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Corporate Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	32,354	34,519	33,256
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Other Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	14,118	16,117	12,498
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Staff costs capitalized in construction in progress
Costs and expenses (services provided to the Group):
Costs and expenses	10,949	7,864	3,617
Melco and its Subsidiaries [Member] | Transactions with affiliated companies [Member] | Purchase of Goods and Services [Member]
Costs and expenses (services provided to the Group):
Costs and expenses	$ 151	523	310
Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member] | Transactions with affiliated companies [Member]
Sale and purchase of assets:
Purchase of property and equipment		4,328	3,741
Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member] | Transactions with affiliated companies [Member] | Consultancy Fee Expense [Member]
Costs and expenses (services provided to the Group):
Costs and expenses		$ 3,096	$ 2,878